SHARE CAPITAL - Narrative (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Value of share capital authorized	$ 600,000,000	$ 600,000,000
Share capital authorized (in shares)	600,000,000	600,000,000
Share capital, par value (in dollars per share)	$ 1.00	$ 1.00
Number of shares issued and fully paid	222,622,889	222,622,889